Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade accounts payable	$ 3,843,091	$ 3,872,746	$ 3,677,455
Accrued payroll and payroll taxes	242,437	154,437	489,606
Total accounts payable and accrued liabilities	$ 4,085,528	$ 4,027,183	$ 4,167,061